Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
CURRENT
Cash and cash equivalents	$ 1,270.8	$ 1,241.5
Financial investments	2,365.6	1,775.5
Trade accounts receivable, net	717.1	665.4
Derivative financial instruments	29.5	21.0
Customer and commercial financing	2.1	8.5
Collateralized accounts receivable	185.6	142.8
Inventories	2,148.7	2,496.4
Income tax and social contribution	76.9	80.7
Other assets	255.4	349.9
Total current assets	7,051.7	6,781.7
NON-CURRENT
Financial investments	251.3	168.2
Derivative financial instruments	4.8	11.1
Customer and commercial financing	14.3	28.9
Collateralized accounts receivable	103.1	180.5
Guarantee deposits	393.8	511.4
Deferred income tax and social contribution	2.8	3.4
Other assets	121.5	156.7
Non-current assets excluding investments,property, plant and equipment and intangible assets	891.6	1,060.2
Investments	5.6	3.9
Property, plant and equipment, net	2,104.9	2,154.2
Intangible assets, net	1,882.4	1,664.6
Total non-current assets	4,884.5	4,882.9
Assets	11,936.2	11,664.6
CURRENT
Trade accounts payable	824.7	952.1
Loans and financing	388.9	510.3
Non-recourse and recourse debt	17.6	22.9
Other payables	292.2	379.5
Advances from customers	799.2	716.4
Derivative financial instruments	8.8	8.4
Taxes and payroll charges payable	70.7	43.6
Income tax and social contribution	16.1	25.9
Financial guarantee and residual value	22.2	49.7
Dividends payable	36.8	24.8
Unearned income	164.1	311.5
Provisions	141.3	135.8
Total current liabilities	2,782.6	3,180.9
NON-CURRENT
Loans and financing	3,809.6	3,249.6
Non-recourse and recourse debt	346.5	351.0
Other payables	21.5	16.9
Advances from customers	104.1	139.8
Derivative financial instruments	0.1
Taxes and payroll charges payable	70.2	67.9
Deferred income tax and social contribution	251.3	263.3
Financial guarantee and residual value	134.6	161.1
Unearned income	97.5	113.9
Provisions	136.2	179.0
Total non-current liabilities	4,971.6	4,542.5
TOTAL LIABILITIES	7,754.2	7,723.4
SHAREHOLDERS' EQUITY
Capital	1,438.0	1,438.0
Treasury shares	(51.8)	(49.1)
Revenue reserves	2,743.2	2,566.1
Share-based remuneration	37.3	36.8
Accumulated other comprehensive loss	(98.1)	(143.0)
Shareholder's equity excluding non-controlling interest	4,068.6	3,848.8
Non-controlling interests	113.4	92.4
TOTAL SHAREHOLDERS' EQUITY	4,182.0	3,941.2
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 11,936.2	$ 11,664.6